Amounts Due under Non Cancelable Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
2015	¥ 2,931
2016	1,369
2017	1,029
2018	295
2019	217
Thereafter	125
Total	¥ 5,966